Organizations and Principal Activities	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Organizations and Principal Activities [Abstract]
Organizations and principal activities

1.      Organizations and principal activities

(a) Nature of operations and principal activities

PAPA Medical Inc. (the “Company”) was incorporated under the laws of the State of Delaware on January 11, 2024, with authorized capital stock consisting of 160,000,000 shares, comprised of: (i) 150,000,000 shares of common stock, par value US$0.0001 per share, of which 137,634,560 shares are designated as Class A Common Stock and 12,365,440 shares are designated as Class B Common Stock; and (ii) 10,000,000 shares of preferred stock, par value US$0.0001 per share. As of the incorporation date, 20,000,000 shares of common stock were issued and outstanding. The Company conducts its primary operations through its wholly owned subsidiary, PAPA Health Inc. (“PAPA Health”, formerly known as “Cannapresso Health Inc.”) incorporated on January 31, 2018 in the State of California. The Company through its wholly owned subsidiary (collectively referred to hereinafter as the “Group”), is principally engaged in the research and development, design, commercialization, sales, marketing and distribution of branded e-cigarettes and Hemp cannabinoid E-vapors.

(b) Reorganization

In preparation for its initial public offering (“IPO”) in the United States, the following transaction was undertaken to reorganize the legal structure of PAPA Health. The Company was incorporated in connection with a group reorganization (the “Reorganization”) of PAPA Health.

On April 15, 2024, the Company acquired 10,000,000 shares of PAPA Health representing 100% of the equity interest with an aggregate purchase price of US$190,000 from Shenzhen LFS Nebulizer Medical Co., Ltd (“Shenzhen LFS”), a related party directly controlled by Mr. Jian Hua, the principal shareholder of the Company. The Company has accounted for the Reorganization as transaction between entities with common ownership, which is akin to a reorganization of entities under common control. As all the entities involved in the process of the Reorganization are under common ownership of the Company’s shareholders before and after the Reorganization, the Reorganization is accounted for in a manner similar to a pooling of interests with the assets and liabilities of the parties to the Reorganization carried over at their historical amounts. Therefore, the accompanying condensed consolidated financial statements were prepared as if the corporate structure of the Company had been in existence since the beginning of the periods presented.

Details of the subsidiaries of the Company are set out below.

Entity	Date of incorporation	Place of incorporation	Percentage of direct or indirect ownership by the Company	Principal Activities
PAPA Medical Inc. (the “Company”)	January 11, 2024	Delaware	Parent Company	Holding Company
Subsidiaries:
PAPA Health Inc. (“PAPA Health”)	January 31, 2018	California	100%	Research and development, production and sales
Cannapresso LAB Inc.	February 13, 2024	California	100%	Research and development, production and sales
DEUS LAB INC.	May 25, 2024	California	100%	Research and development, production and sales
QIK. INC.	May 25, 2024	California	100%	Research and development, production and sales
AirICU INC	February 10, 2025	California	100%	Research and development, production and sales of medical nebulizers

Impact of the COVID-19

On January 30, 2020, the WHO announced a global health emergency because of a new strain of coronavirus originating in Wuhan, China (the “COVID-19 outbreak”) and the risks to the international community as the virus spreads globally beyond its point of origin. In March 2020, the WHO classified the COVID-19 outbreak as a pandemic, based on the rapid increase in exposure globally.

Measures taken by various governments to contain the virus have affected economic activity in all countries where the consumers of the Group’s products live. The Group has taken a number of measures to monitor and mitigate the effects of COVID-19, such as safety and health measures for their personnel, social distancing, and securing the supply of materials that are essential to their production process. They continue to follow the various government policies and advice and, in parallel, they may take further actions that they determine are in the best interests of their employees, customers, and business relationships. Meanwhile, the Group continues to monitor the macroeconomic risk arising in part from the COVID-19 pandemic (including labor shortage, inflation and supply change shortages) and continues to carefully evaluate potential outcomes and work to mitigate risks. In terms of the Group’s liquidity, the Group has not experienced a material adverse impact of the COVID-19.

On May 5, 2023, the WHO declared that COVID-19 is now an established and ongoing health issue which no longer constitutes a public health emergency of international concern. However, the extent of the impact of COVID-19 on the Group’s future financial results will be dependent on future developments such as the length and severity of COVID-19, the potential resurgence of COVID-19 cases, future government actions in response to COVID-19 and the overall impact of COVID-19 on the global economy and capital markets, among many other factors, all of which remain highly uncertain and unpredictable.

1.      Organizations and principal activities

(a) Nature of operations and principal activities

PAPA Medical Inc. (the “Company”) was incorporated under the laws of the State of Delaware on January 11, 2024, with authorized capital stock consisting of 160,000,000 shares, comprised of: (i) 150,000,000 shares of common stock, par value $0.0001 per share, of which 137,634,560 shares are designated as Class A Common Stock and 12,365,440 shares are designated as Class B Common Stock; and (ii) 10,000,000 shares of preferred stock, par value $0.0001 per share. As of the incorporation date, 20,000,000 shares of common stock were issued and outstanding. The Company conducts its primary operations through its wholly owned subsidiary, PAPA Health Inc. (“PAPA Health”, formerly known as “Cannapresso Health Inc.”) incorporated on January 31, 2018 in the State of California. The Company through its subsidiaries (collectively referred to hereinafter as the “Group”), is principally engaged in the research and development, design, commercialization, sales, marketing and distribution of branded e-cigarettes and Hemp cannabinoid E-vapors.

(b) Reorganization

In preparation for its initial public offering (“IPO”) in the United States, the following transaction was undertaken to reorganize the legal structure of PAPA Health. The Company was incorporated in connection with a group reorganization (the “Reorganization”) of PAPA Health.

On April 15, 2024, the Company acquired 10,000,000 shares of PAPA Health representing 100% of the equity interest with an aggregate purchase price of $190,000 from Shenzhen LFS Nebulizer Medical Co., Ltd (“Shenzhen LFS”), a related party directly controlled by Mr. Jian Hua, the principal shareholder of the Company. The Company has accounted for the Reorganization as transaction between entities with common ownership, which is akin to a reorganization of entities under common control. As all the entities involved in the process of the Reorganization are under common ownership of the Company’s shareholders before and after the Reorganization, the Reorganization is accounted for in a manner similar to a pooling of interests with the assets and liabilities of the parties to the Reorganization carried over at their historical amounts. Therefore, the accompanying consolidated financial statements were prepared as if the corporate structure of the Company had been in existence since the beginning of the periods presented.

Details of the subsidiaries of the Company are set out below.

Entity	Date of incorporation	Place of incorporation	Percentage of direct or indirect ownership by the Company	Principal Activities
PAPA Medical Inc. (the “Company”)	January 11, 2024	Delaware	Parent Company	Holding Company
Subsidiaries:
PAPA Health Inc. (“PAPA Health”)	January 31, 2018	California	100%	Research and development, production and sales
Cannapresso LAB Inc.	February 13, 2024	California	100%	Research and development, production and sales
DEUS LAB INC.	May 25, 2024	California	100%	Research and development, production and sales
QIK. INC.	May 25, 2024	California	100%	Research and development, production and sales

Impact of the COVID-19

On January 30, 2020, the WHO announced a global health emergency because of a new strain of coronavirus originating in Wuhan, China (the “COVID-19 outbreak”) and the risks to the international community as the virus spreads globally beyond its point of origin. In March 2020, the WHO classified the COVID-19 outbreak as a pandemic, based on the rapid increase in exposure globally.

Measures taken by various governments to contain the virus have affected economic activity in all countries where the consumers of the Group’s products live. The Group has taken a number of measures to monitor and mitigate the effects of COVID-19, such as safety and health measures for their personnel, social distancing, and securing the supply of materials that are essential to their production process. They continue to follow the various government policies and advice and, in parallel, they may take further actions that they determine to be in the best interests of their employees, customers, and business relationships. Meanwhile, the Group continues to monitor the macroeconomic risk arising in part from the COVID-19 pandemic (including labor shortage, inflation and supply chain shortages) and continues to carefully evaluate potential outcomes and work to mitigate risks. In terms of the Group’s liquidity, the Group has not experienced a material adverse impact of the COVID-19.

On May 5, 2023, the WHO declared that COVID-19 is now an established and ongoing health issue which no longer constitutes a public health emergency of international concern. However, the extent of the impact of COVID-19 on the Group’s future financial results will be dependent on future developments such as the length and severity of COVID-19, the potential resurgence of COVID-19 cases, future government actions in response to COVID-19 and the overall impact of COVID-19 on the global economy and capital markets, among many other factors, all of which remain highly uncertain and unpredictable.